VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.8%
Tennessee Valley Authority 1.500%, 9/15/31	$ 775	$ 666
U.S. Treasury Bonds
2.250%, 2/15/52	4,000	2,443
3.625%, 5/15/53	1,500	1,224
4.500%, 11/15/54	1,000	953
U.S. Treasury Notes
3.375%, 5/15/33	1,000	953
4.375%, 5/15/34	2,250	2,285
Total U.S. Government Securities (Identified Cost $9,806)		8,524

Mortgage-Backed Securities—9.0%
Agency—7.1%
Federal Home Loan Mortgage Multiclass Certificates 2021-P009, A2 1.878%, 1/25/31	921	818
Federal National Mortgage Association
2021-M3G, A2 1.286%, 1/25/31(1)	1,000	857
2021-M2G, A2 1.421%, 3/25/31(1)	1,000	857
2021-M2S, A2 1.867%, 10/25/31(1)	1,000	867
Government National Mortgage Association
Pool #784446 3.000%, 2/20/48	586	519
Pool #784648 3.000%, 11/20/48	1,328	1,180
Pool #BV0838 2.500%, 8/20/50	3,423	2,893
Pool #MA6985 2.000%, 11/20/50	873	691
Pool #MA7366 2.000%, 5/20/51	1,507	1,227
2024-110, JF (SOFR30A + 1.000%, Cap 7.000%, Floor 1.000%) 5.302%, 7/20/54(1)	524	523
		10,432

Non-Agency—1.9%
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.231%, 3/15/37(1)(2)	500	473
BX Commercial Mortgage Trust 2019-IMC, A (1 month Term SOFR + 1.046%, Cap N/A, Floor 1.000%) 144A 5.358%, 4/15/34(1)(2)	282	280
BX Trust 2023-LIFE, A 144A 5.045%, 2/15/28(2)	500	492
	Par Value	Value

Non-Agency—continued
Grace Trust 2020-GRCE, A 144A 2.347%, 12/10/40(2)	$ 1,250	$ 1,098
TEXAS Commercial Mortgage Trust 2025-TWR, A (1 month Term SOFR + 1.293%, Cap N/A, Floor 1.293%) 144A 5.605%, 4/15/42(1)(2)	500	499
		2,842

Total Mortgage-Backed Securities (Identified Cost $15,580)		13,274

Asset-Backed Securities—3.5%
Agency—1.5%
United States Small Business Administration
2017-20E, 1 2.880%, 5/1/37	873	817
2020-25L, 1 1.210%, 12/1/45	1,059	841
2021-25B, 1 1.340%, 2/1/46	469	376
2021-25I, 1 1.560%, 9/1/46	203	168
		2,202

Collateralized Loan Obligation—0.8%
Venture 42 CLO Ltd. 2021-42A, A1A (3 month Term SOFR + 1.392%, Cap N/A, Floor 1.130%) 144A 5.648%, 4/15/34(1)(2)	1,220	1,220
Consumer Loans—1.2%
OneMain Financial Issuance Trust
2021-1A, A1 144A 1.550%, 6/16/36(2)	500	478
2022-S1, A 144A 4.130%, 5/14/35(2)	1,289	1,284
		1,762

Total Asset-Backed Securities (Identified Cost $5,688)		5,184

Convertible Bonds and Notes—3.1%
Auto Manufacturers—0.0%
Rivian Automotive, Inc. 4.625%, 3/15/29	52	53
Biotechnology—0.2%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	47	61
	Par Value	Value

Biotechnology—continued
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	$ 35	$ 33
Guardant Health, Inc. 0.000%, 11/15/27(3)	52	47
Halozyme Therapeutics, Inc. 1.000%, 8/15/28	65	74
Innoviva, Inc. 2.125%, 3/15/28	40	40
NeoGenomics, Inc. 0.250%, 1/15/28	44	37
		292

Capital Markets—0.0%
Coinbase Global, Inc. 0.250%, 4/1/30	42	55
Commercial Services—0.2%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(2)	36	38
Alarm.com Holdings, Inc.
0.000%, 1/15/26(3)	41	40
2.250%, 6/1/29	46	45
Block, Inc. 0.000%, 5/1/26(3)	41	39
Euronet Worldwide, Inc. 0.750%, 3/15/49	36	31
Stride, Inc. 1.125%, 9/1/27	35	97
		290

Computers—0.2%
Okta, Inc. 0.375%, 6/15/26	47	45
Seagate HDD Cayman 3.500%, 6/1/28	65	117
Zscaler, Inc. 0.125%, 7/1/25	51	104
		266

Diversified REITs—0.0%
Uniti Group, Inc. 144A 7.500%, 12/1/27(2)	36	40
Electric Utilities—0.2%
CMS Energy Corp. 3.375%, 5/1/28	42	45
Evergy, Inc. 4.500%, 12/15/27	77	90
PG&E Corp. 4.250%, 12/1/27	31	31
Southern Co. (The) 3.875%, 12/15/25	40	44
		210

Electronics—0.1%
Advanced Energy Industries, Inc. 2.500%, 9/15/28	82	98
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Electronics—continued
Itron, Inc. 1.375%, 7/15/30	$ 63	$ 75
		173

Engineering & Construction—0.1%
Granite Construction, Inc.
3.750%, 5/15/28	45	93
3.250%, 6/15/30	38	52
		145

Financial Services—0.1%
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	52	75
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(2)	25	41
		116

Health Care REITs—0.2%
Ventas Realty LP 3.750%, 6/1/26	83	99
Welltower OP LLC
144A 2.750%, 5/15/28(2)	51	83
144A 3.125%, 7/15/29(2)	60	80
		262

Healthcare-Products—0.2%
CONMED Corp. 2.250%, 6/15/27	50	47
Exact Sciences Corp. 0.375%, 3/1/28	50	46
Haemonetics Corp. 0.000%, 3/1/26(3)	41	39
Insulet Corp. 0.375%, 9/1/26	43	60
iRhythm Technologies, Inc. 1.500%, 9/1/29	50	64
LivaNova plc 2.500%, 3/15/29	37	38
		294

Home Builders—0.0%
LCI Industries 1.125%, 5/15/26	47	45
Internet—0.3%
Fiverr International Ltd. 0.000%, 11/1/25(3)	20	20
Lyft, Inc. 0.625%, 3/1/29	64	68
Sea Ltd. 2.375%, 12/1/25	21	37
Spotify USA, Inc. 0.000%, 3/15/26	102	154
Uber Technologies, Inc. Series 2028 0.875%, 12/1/28	20	29
Wix.com Ltd. 0.000%, 8/15/25(3)	20	20
	Par Value	Value

Internet—continued
Ziff Davis, Inc. 144A 3.625%, 3/1/28(2)	$ 40	$ 37
		365

Investment Companies—0.0%
HAT Holdings I LLC 144A 3.750%, 8/15/28(2)	15	17
New Mountain Finance Corp. 7.500%, 10/15/25	37	37
		54

Leisure Time—0.2%
Carnival Corp. 5.750%, 12/1/27	43	95
NCL Corp., Ltd.
2.500%, 2/15/27	49	49
144A 0.875%, 4/15/30(2)	45	48
Peloton Interactive, Inc. 5.500%, 12/1/29	30	55
		247

Media—0.1%
Liberty Media Corp. 144A 2.375%, 9/30/53(2)	18	28
Sphere Entertainment Co. 3.500%, 12/1/28	58	81
		109

Metal Fabricate/Hardware—0.0%
Xometry, Inc. 1.000%, 2/1/27	40	40
Miscellaneous Manufacturing—0.0%
Axon Enterprise, Inc. 0.500%, 12/15/27	10	36
Mortgage Real Estate Investment Trusts (REITs)—0.1%
Arbor Realty Trust, Inc. 7.500%, 8/1/25	45	45
Starwood Property Trust, Inc. 6.750%, 7/15/27	32	34
		79

Oil, Gas & Consumable Fuels—0.1%
Kosmos Energy Ltd. 3.125%, 3/15/30	59	39
Northern Oil & Gas, Inc. 3.625%, 4/15/29	48	50
UGI Corp. 5.000%, 6/1/28	71	98
		187

Passenger Airlines—0.0%
American Airlines Group, Inc. 6.500%, 7/1/25	60	60
	Par Value	Value

Pharmaceuticals—0.1%
Collegium Pharmaceutical, Inc. 2.875%, 2/15/29	$ 19	$ 20
Herbalife Ltd. 4.250%, 6/15/28	47	43
Pacira BioSciences, Inc. 2.125%, 5/15/29	44	43
		106

Software—0.6%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(2)	63	79
Bandwidth, Inc. 0.500%, 4/1/28	58	49
BlackLine, Inc. 1.000%, 6/1/29	70	74
Box, Inc. 144A 1.500%, 9/15/29(2)	47	48
Confluent, Inc. 0.000%, 1/15/27(3)	40	37
CSG Systems International, Inc. 3.875%, 9/15/28	45	51
Dayforce, Inc. 0.250%, 3/15/26	41	39
DigitalOcean Holdings, Inc. 0.000%, 12/1/26(3)	39	36
Dropbox, Inc.
0.000%, 3/1/26(3)	46	46
0.000%, 3/1/28	74	75
MicroStrategy, Inc. 0.625%, 3/15/30	49	136
Nutanix, Inc. 0.250%, 10/1/27	41	58
Progress Software Corp. 1.000%, 4/15/26	56	67
RingCentral, Inc. 0.000%, 3/15/26(3)	42	40
Snowflake, Inc. 144A 0.000%, 10/1/29(2)	20	31
Verint Systems, Inc. 0.250%, 4/15/26	73	70
		936

Telecommunications—0.1%
InterDigital, Inc. 3.500%, 6/1/27	14	41
Viavi Solutions, Inc. 1.625%, 3/15/26	42	42
		83

Transportation—0.0%
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	46	49
Total Convertible Bonds and Notes (Identified Cost $4,119)		4,592

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—14.2%
Apparel—0.2%
Tapestry, Inc. 3.050%, 3/15/32	$ 315	$ 281
Banks—2.7%
Barclays plc 7.437%, 11/2/33	500	568
BNP Paribas S.A. 144A 1.675%, 6/30/27(2)	200	194
Cooperatieve Rabobank UA 144A 1.106%, 2/24/27(2)	500	489
HSBC Holdings plc
5.286%, 11/19/30	130	133
2.804%, 5/24/32	440	391
Kreditanstalt fuer Wiederaufbau 1.000%, 10/1/26	1,500	1,447
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	110	113
Truist Financial Corp. 1.267%, 3/2/27	400	391
U.S. Bancorp 5.046%, 2/12/31	200	204
		3,930

Chemicals—0.4%
Dow Chemical Co. (The) 5.150%, 2/15/34	570	570
Computers—0.4%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	550	528
Containers & Packaging—0.4%
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	510	520
Diversified REITs—0.3%
Boston Properties LP 3.400%, 6/21/29	500	474
Electric Utilities—3.5%
AES Corp. (The) 5.450%, 6/1/28	475	485
Constellation Energy Generation LLC 5.750%, 3/15/54	395	387
DTE Electric Co. Series A 4.050%, 5/15/48	120	97
Duke Energy Florida LLC
2.500%, 12/1/29	143	133
2.400%, 12/15/31	250	221
Duke Energy Progress LLC 3.450%, 3/15/29	330	321
Enel Finance International N.V. 144A 5.500%, 6/15/52(2)	400	368
New York State Electric & Gas Corp. 144A 5.650%, 8/15/28(2)	510	529
	Par Value	Value

Electric Utilities—continued
Niagara Mohawk Power Corp. 144A 1.960%, 6/27/30(2)	$ 240	$ 212
Northern States Power Co. 4.500%, 6/1/52	590	501
Oglethorpe Power Corp.
5.800%, 6/1/54	175	170
5.900%, 2/1/55	380	373
PacifiCorp. 5.350%, 12/1/53	590	530
Southern California Edison Co. 2.750%, 2/1/32	525	452
Wisconsin Public Service Corp. 2.850%, 12/1/51	670	411
		5,190

Entertainment—0.2%
Warnermedia Holdings, Inc.
5.050%, 3/15/42	310	209
5.141%, 3/15/52	130	91
		300

Financial Services—1.0%
American Express Co. 4.050%, 5/3/29	560	560
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	100	95
144A 5.750%, 11/15/29(2)	155	159
144A 5.150%, 1/15/30(2)	135	136
Capital One Financial Corp. 6.377%, 6/8/34	520	553
		1,503

Food & Beverage—0.3%
PepsiCo, Inc.
3.900%, 7/18/32	400	387
2.875%, 10/15/49	200	131
		518

Home Builders—0.2%
DR Horton, Inc. 5.500%, 10/15/35	260	265
Insurance—0.5%
F&G Annuities & Life, Inc. 6.500%, 6/4/29	505	521
Reinsurance Group of America, Inc. 6.650%, 9/15/55	175	174
		695

Investment Companies—0.6%
Apollo Debt Solutions BDC 6.700%, 7/29/31	180	187
	Par Value	Value

Investment Companies—continued
HAT Holdings I LLC 144A 8.000%, 6/15/27(2)	$ 620	$ 646
		833

Multi-National—0.3%
International Bank for Reconstruction & Development (SOFR + 0.370%) 4.730%, 2/11/31(1)	500	498
Paper & Forest Products—0.3%
Suzano Austria GmbH 3.750%, 1/15/31	460	429
Personal Care Product—0.2%
Haleon U.S. Capital LLC 144A 3.375%, 3/24/27(2)	250	246
Residential REITs—0.6%
American Homes 4 Rent LP 5.500%, 2/1/34	500	508
AvalonBay Communities, Inc. 1.900%, 12/1/28	420	390
		898

Retail REIT—0.3%
Kimco Realty OP LLC 2.700%, 10/1/30	507	465
Semiconductors—0.4%
NXP B.V. 2.500%, 5/11/31	660	579
Software—0.6%
Autodesk, Inc. 2.400%, 12/15/31	625	548
Synopsys, Inc. 5.150%, 4/1/35	395	398
		946

Telecommunications—0.8%
Verizon Communications, Inc. 5.500%, 2/23/54	1,000	966
Vodafone Group plc 5.875%, 6/28/64	235	226
		1,192

Total Corporate Bonds and Notes (Identified Cost $21,321)		20,860

	Shares
Convertible Preferred Stocks—0.2%
Aerospace & Defense—0.1%
Boeing Co. (The), 6.000%	1,150	78
Banks—0.1%
Bank of America Corp. Series L, 7.250%	22	27
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value
Banks—continued
Wells Fargo & Co. Series L, 7.500%	66	$ 77
		104

Specialized REITs—0.0%
EPR Properties Series C, 5.750%	1,857	47
Total Convertible Preferred Stocks (Identified Cost $212)		229

Common Stocks—32.4%
Aerospace & Defense—0.8%
Aselsan Elektronik Sanayi Ve Ticaret AS	9,893	38
AviChina Industry & Technology Co., Ltd. Class H	91,000	51
Bharat Electronics Ltd.	61,000	300
HEICO Corp.	390	128
Kongsberg Gruppen ASA	8,752	339
Northrop Grumman Corp.	396	198
Singapore Technologies Engineering Ltd.	25,000	153
		1,207

Air Freight & Logistics—0.2%
Expeditors International of Washington, Inc.	2,140	245
Automobile Components—0.0%
Fuyao Glass Industry Group Co., Ltd. Class A	6,000	48
Automobiles—0.2%
Tesla, Inc.(4)	676	215
Zhejiang Leapmotor Technology Co., Ltd.(4)	18,000	125
		340

Banks—3.5%
Abu Dhabi Commercial Bank PJSC	77,029	283
Abu Dhabi Islamic Bank PJSC	45,376	266
Banco BPM SpA	6,500	76
Banco de Sabadell S.A.	60,500	193
Bank Central Asia Tbk PT	107,100	57
Bank Leumi Le-Israel BM	17,300	322
BOC Hong Kong Holdings Ltd.	54,000	235
China Construction Bank Corp. Class A	41,000	54
CTBC Financial Holding Co., Ltd.	66,000	99
DNB Bank ASA	8,800	243
Dubai Islamic Bank PJSC	61,551	152
E.Sun Financial Holding Co., Ltd.	262,702	295
Emirates NBD Bank PJSC	13,965	87
	Shares	Value

Banks—continued
Erste Group Bank AG	3,200	$ 272
Hana Financial Group, Inc.	1,500	96
ICICI Bank Ltd. Sponsored ADR	4,167	140
Intesa Sanpaolo SpA	36,000	207
JPMorgan Chase & Co.	3,095	897
Krung Thai Bank PCL Foreign Shares	129,000	84
Malayan Banking Bhd	64,500	149
Mediobanca Banca di Credito Finanziario SpA	8,535	198
Mitsubishi UFJ Financial Group, Inc.	12,200	168
Mizuho Financial Group, Inc.	6,100	169
NatWest Group plc	23,100	162
Nedbank Group Ltd.	9,177	126
SinoPac Financial Holdings Co., Ltd.	55,475	46
Sumitomo Mitsui Financial Group, Inc.	1,900	48
		5,124

Beverages—0.0%
Sino Grandness Food Industry Group Ltd.(4)(5)	77,400	—
Biotechnology—0.1%
AbbVie, Inc.	44	8
Argenx SE(4)	316	175
		183

Broadline Retail—0.9%
Amazon.com, Inc.(4)	3,703	812
Dollarama, Inc.	472	67
eBay, Inc.	2,750	205
Global-e Online Ltd.(4)	1,403	47
JD.com, Inc. Class A	8,050	131
Vipshop Holdings Ltd. ADR	8,045	121
		1,383

Building Products—0.3%
Trane Technologies plc	895	391
Capital Markets—1.8%
3i Group plc	1,000	57
Bank of New York Mellon Corp. (The)	7,250	661
Deutsche Boerse AG	160	52
Moody’s Corp.	1,089	546
Morgan Stanley	2,100	296
Nomura Holdings, Inc.	26,500	175
S&P Global, Inc.	550	290
SEI Investments Co.	900	81
Singapore Exchange Ltd.	15,200	178
State Street Corp.	2,600	276
		2,612

	Shares	Value

Commercial Services & Supplies—0.8%
Cintas Corp.	2,604	$ 581
RB Global, Inc.	1,648	175
Veralto Corp.	2,378	240
Waste Management, Inc.	945	216
		1,212

Communications Equipment—0.3%
Arista Networks, Inc.(4)	1,169	119
Motorola Solutions, Inc.	642	270
Telefonaktiebolaget LM Ericsson Class B	13,900	119
		508

Construction & Engineering—0.2%
EMCOR Group, Inc.	500	267
Construction Materials—0.1%
CRH plc	1,150	106
Consumer Finance—0.0%
Qifu Technology, Inc. ADR	1,600	69
Consumer Staples Distribution & Retail—0.7%
Costco Wholesale Corp.	125	124
CP AXTRA PCL Foreign Shares	136,400	75
Koninklijke Ahold Delhaize N.V.	5,200	217
Tesco plc	54,179	298
Walmart, Inc.	2,542	249
		963

Diversified Telecommunication Services—0.1%
Deutsche Telekom AG Registered Shares	2,375	86
Telefonica Brasil S.A.	18,000	103
		189

Electric Utilities—1.7%
American Electric Power Co., Inc.	3,240	336
Chubu Electric Power Co., Inc.	7,700	95
Duke Energy Corp.	963	114
Endesa S.A.	9,152	290
Enel SpA	26,729	254
Iberdrola S.A.	19,647	377
Korea Electric Power Corp.	8,296	241
NRG Energy, Inc.	1,231	198
PG&E Corp.	11,383	159
PGE Polska Grupa Energetyczna S.A.(4)	25,300	80
Terna - Rete Elettrica Nazionale	40,500	416
		2,560

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Electrical Equipment—0.1%
Vertiv Holdings Co. Class A	700	$ 90
Entertainment—0.8%
Electronic Arts, Inc.	1,230	197
NetEase, Inc.	17,500	470
Netflix, Inc.(4)	336	450
Walt Disney Co. (The)	687	85
		1,202

Financial Services—0.5%
Berkshire Hathaway, Inc. Class B(4)	590	287
Visa, Inc. Class A	1,139	404
		691

Food Products—0.3%
Britannia Industries Ltd.	658	45
Danone S.A.	4,365	357
		402

Gas Utilities—0.2%
Osaka Gas Co., Ltd.	5,000	128
Tokyo Gas Co. Ltd.	5,000	167
		295

Health Care REITs—0.2%
Ventas, Inc.	3,900	246
Welltower, Inc.	785	121
		367

Healthcare Equipment & Supplies—0.3%
Boston Scientific Corp.(4)	1,460	157
Insulet Corp.(4)	500	157
ResMed, Inc.	300	77
		391

Healthcare Providers & Services—1.0%
Cardinal Health, Inc.	2,006	337
Cencora, Inc.	1,244	373
HCA Healthcare, Inc.	318	122
Labcorp Holdings, Inc.	940	247
McKesson Corp.	436	319
		1,398

Healthcare Technology—0.1%
Veeva Systems, Inc. Class A(4)	666	192
Hotels, Restaurants & Leisure—0.2%
Aristocrat Leisure Ltd.	1,200	52
Hilton Worldwide Holdings, Inc.	375	100
Marriott International, Inc. Class A	30	8
OPAP S.A.	6,000	136
		296

	Shares	Value

Household Products—0.3%
Clorox Co. (The)	470	$ 56
Colgate-Palmolive Co.	926	84
Henkel AG & Co. KGaA	1,290	94
Kimberly-Clark Corp.	2,016	260
		494

Industrial Conglomerates—0.3%
3M Co.	326	49
General Electric Co.	1,728	445
		494

Insurance—2.1%
Allianz SE Registered Shares	187	76
Aviva plc	36,371	309
Brown & Brown, Inc.	1,724	191
Chubb Ltd.	617	179
Hartford Insurance Group, Inc. (The)	1,212	154
Loews Corp.	1,316	121
Marsh & McLennan Cos., Inc.	266	58
MS&AD Insurance Group Holdings, Inc.	7,400	166
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	235	152
People’s Insurance Co. Group of China Ltd. (The) Class A	35,000	42
Phoenix Group Holdings plc	15,000	136
Progressive Corp. (The)	1,315	351
QBE Insurance Group Ltd.	16,400	252
Sampo Oyj Class A	10,500	113
Sanlam Ltd.	20,500	103
Talanx AG	1,538	199
Tokio Marine Holdings, Inc.	7,000	297
Willis Towers Watson plc	250	77
Zurich Insurance Group AG	181	126
		3,102

Interactive Media & Services—1.4%
Alphabet, Inc. Class A	5,190	915
Alphabet, Inc. Class C	1,150	204
Meta Platforms, Inc. Class A	1,072	791
Tencent Holdings Ltd.	1,600	102
		2,012

IT Services—0.6%
Fujitsu Ltd.	10,000	244
International Business Machines Corp.	930	274
Otsuka Corp.	7,100	145
	Shares	Value

IT Services—continued
TIS, Inc.	5,600	$ 188
		851

Marine Transportation—0.4%
AP Moller - Maersk A/S Class A	137	253
COSCO SHIPPING Holdings Co., Ltd. Class H	88,000	153
MISC Bhd	31,100	56
Orient Overseas International Ltd.	7,500	128
		590

Media—0.2%
Fox Corp. Class A	5,165	289
Multi-Utilities—1.1%
Consolidated Edison, Inc.	971	97
Dominion Energy, Inc.	4,250	240
Engie S.A.	29,211	685
National Grid plc	4,036	59
NiSource, Inc.	10,180	411
WEC Energy Group, Inc.	870	91
		1,583

Oil, Gas & Consumable Fuels—0.2%
ONEOK, Inc.	740	60
Targa Resources Corp.	1,200	209
United Tractors Tbk PT	58,700	78
		347

Passenger Airlines—0.1%
Eva Airways Corp.	70,000	96
Pharmaceuticals—0.4%
Eli Lilly & Co.	229	178
Merck & Co., Inc.	13	1
Novartis AG Registered Shares	2,300	279
Zoetis, Inc. Class A	730	114
		572

Professional Services—0.5%
Amentum Holdings, Inc.(4)	121	3
Automatic Data Processing, Inc.	459	141
Jacobs Solutions, Inc.	2,000	263
Paychex, Inc.	1,750	254
Paycom Software, Inc.	400	93
		754

Real Estate Management & Development—0.4%
CBRE Group, Inc. Class A(4)	940	132
Daiwa House Industry Co., Ltd.	5,400	186
Emaar Development PJSC	29,683	109
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Real Estate Management & Development—continued
Emaar Properties PJSC	42,172	$ 156
		583

Semiconductors & Semiconductor Equipment—2.8%
Applied Materials, Inc.	1,866	342
Broadcom, Inc.	1,300	358
KLA Corp.	400	358
Lam Research Corp.	3,000	292
NVIDIA Corp.	13,142	2,076
QUALCOMM, Inc.	600	96
SK Hynix, Inc.	320	69
Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	508
		4,099

Software—3.2%
Adobe, Inc. (4)	537	208
Atlassian Corp. Class A(4)	300	61
Autodesk, Inc.(4)	375	116
Fortinet, Inc.(4)	1,160	123
HubSpot, Inc.(4)	200	111
Intuit, Inc.	100	79
Microsoft Corp.	5,399	2,685
Open Text Corp.	3,900	114
Oracle Corp.	1,039	227
Roper Technologies, Inc.	564	320
Salesforce, Inc.	248	68
SAP SE	549	167
ServiceNow, Inc.(4)	360	370
		4,649

Specialty Retail—0.3%
Lojas Renner S.A.	29,100	105
Pop Mart International Group Ltd.	3,200	109
Williams-Sonoma, Inc.	1,120	183
		397

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.	8,022	1,646
Logitech International S.A. Registered Shares	544	49
		1,695

Textiles, Apparel & Luxury Goods—0.1%
Deckers Outdoor Corp.(4)	1,092	113
Lululemon Athletica, Inc.(4)	300	71
		184

Tobacco—1.0%
Altria Group, Inc.	11,208	657
	Shares	Value

Tobacco—continued
Philip Morris International, Inc.	4,392	$ 800
		1,457

Wireless Telecommunication Services—0.4%
Advanced Info Service PCL NVDR	22,600	193
Advanced Info Service PCL Foreign Shares	29,400	252
Bharti Airtel Ltd.	6,844	160
Turkcell Iletisim Hizmetleri AS	18,000	44
		649

Total Common Stocks (Identified Cost $37,748)		47,628

Affiliated Mutual Funds—18.8%
Virtus Duff & Phelps Water Fund Institutional Shares(6)(7)	220,305	4,541
Virtus KAR Mid-Cap Core Fund Class R6(4)(6)(7)	75,547	4,643
Virtus SGA International Growth Fund Class R6(6)(7)	944,698	7,388
Virtus Silvant Focused Growth Fund Class R6(6)(7)	132,075	11,040
Total Affiliated Mutual Funds (Identified Cost $26,531)		27,612

Affiliated Exchange-Traded Fund—2.1%
Capital Markets—2.1%
Virtus Duff & Phelps Clean Energy ETF(6)(7)	163,001	3,157
Total Affiliated Exchange-Traded Fund (Identified Cost $2,997)		3,157

Total Long-Term Investments—89.1% (Identified Cost $124,002)		131,060

	Shares	Value

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.223%)(7)	4,160,134	$ 4,160
Total Short-Term Investment (Identified Cost $4,160)		4,160

TOTAL INVESTMENTS—92.0% (Identified Cost $128,162)		$135,220
Other assets and liabilities, net—8.0%		11,827
NET ASSETS—100.0%		$147,047

Abbreviations:
ADR	American Depositary Receipt
BDC	Business Development Companies
BTP	Italian Buonie
CLO	Collateralized Loan Obligation
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
HSBC	Hong Kong & Shanghai Bank
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
LLC	Limited Liability Company
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipts
OAT	Obligations Assimilables du Trésor
OP	Operating Partnership
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULC	Unlimited Liability Company

See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $10,071 or 6.8% of net assets.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Non-income producing.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Affiliated investment.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
Equity: North America	40%
Equity: Developed Markets ex U.S.	17
Equity: Emerging Markets	6
Fixed Income	52
Other	(15)
Total	100%
†% of total investments as of June 30, 2025 (includes derivative contracts).
Exchange-traded futures contracts as of June 30, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE Taiwan Index Future	July 2025	1	$73	$2	$—
HSCEI Index Future	July 2025	10	552	10	—
IBEX 35 Index Future	July 2025	1	164	1	—
IFSC Nifty 50 Future	July 2025	7	358	1	—
Bovespa Index Future	August 2025	18	94	—	—(1)
2 Year U.S. Treasury Note Future	September 2025	13	2,704	11	—
5 Year U.S. Treasury Note Future	September 2025	61	6,649	70	—
10 Year Australian Bond Future	September 2025	32	2,414	3	—
10 Year Euro-Bund Future	September 2025	8	1,227	—	(6)
10 Year U.K. Gilt Future	September 2025	9	1,149	20	—
10 Year U.S. Treasury Note Future	September 2025	19	2,130	12	—
10 Year U.S. Ultra Future	September 2025	32	3,657	60	—
Australian Dollar Future	September 2025	3	198	1	—
British Pound Future	September 2025	32	2,745	14	—
Canadian Dollar Future	September 2025	9	663	—	—(1)
DAX Mini Index Future	September 2025	4	567	10	—
MSCI EAFE Net Total Return Index Future	September 2025	77	2,223	34	—
Euro FX Currency Future	September 2025	16	2,367	27	—
Euro-BTP Future	September 2025	16	2,281	5	—
Euro-OAT Future	September 2025	1	146	—	—(1)
FTSE 100 Index Future	September 2025	4	483	—	(3)
FTSE/MIB Index Future	September 2025	1	235	2	—
Japanese Yen Future	September 2025	22	1,924	—(1)	—
MSCI Emerging Markets Net Total Return Index Future	September 2025	32	612	—	(2)
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
Exchange-traded futures contracts as of June 30, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
New Zealand Dollar Future	September 2025	7	$428	$2	$—
S&P 500® E-Mini Index Future	September 2025	2	625	7	—
S&P 500® E-Mini Index Future	September 2025	28	7,563	216	—
S&P/TSX 60 Index Future	September 2025	2	470	5	—
SPI 200 Index Future	September 2025	3	421	—(1)	—
TOPIX Index Future	September 2025	5	991	23	—
U.S. Treasury Ultra Bond Future	September 2025	8	953	29	—
				$565	$(11)
Short Contracts:
Russell 2000® E-Mini Index Future	September 2025	(5)	(548)	—	(13)
Total				$565	$(24)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$8,524	$—	$8,524	$—
Mortgage-Backed Securities	13,274	—	13,274	—
Asset-Backed Securities	5,184	—	5,184	—
Convertible Bonds and Notes	4,592	—	4,592	—
Corporate Bonds and Notes	20,860	—	20,860	—
Equity Securities:
Convertible Preferred Stocks	229	229	—	—
Common Stocks	47,628	47,628	—	—(1)
Affiliated Exchange-Traded Fund	3,157	3,157	—	—
Affiliated Mutual Funds	27,612	27,612	—	—
Money Market Mutual Fund	4,160	4,160	—	—
Other Financial Instruments:
Futures Contracts	565	565	—	—
Total Assets	135,785	83,351	52,434	—
Liabilities:
Other Financial Instruments:
Futures Contracts	(24)	(24)	—	—
Total Liabilities	(24)	(24)	—	—
Total Investments	$135,761	$83,327	$52,434	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS Global Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.